EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Sep-18	17-Sep-18	15-Oct-18
To	30-Sep-18	15-Oct-18
Days	28

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,310,907.29
Series Nominal Liquidation Amount	940,606,907.29

Required Participation Amount	$940,606,907.29
Excess Receivables	$33,424,923.78

Total Collateral	974,031,831.07

Collateral as Percent of Notes	128.16%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,932,838,115.43
Total Principal Collections	($2,055,095,055.49)
Investment in New Receivables	$1,880,347,068.98
Receivables Added for Additional Accounts	$0.00
Repurchases	($26,649,652.16)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($664,878,973.26)
Less Servicing Adjustment	($4,917,062.81)

Ending Balance	$5,061,644,440.69

SAP for Next Period	18.42%

Average Receivable Balance	$5,267,207,699.60
Monthly Payment Rate	39.02%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$20,233,780.61
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,233,780.61

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	95.46%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	28
LIBOR	2.158440%
Applicable Margin	0.430000%
	2.588440%

	Actual	Per $1000
Interest	1,530,055.64	2.01
Principal	—	—

		2.01
Total Due Investors	1,530,055.64
Servicing Fee	781,913.33

Excess Cash Flow	1,246,732.14

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.93%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		22.71%